Deferred Tax Assets and Liabilities - Recognized Deferred Tax Assets and Liabilities (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	₺ 6,740,015	₺ 7,567,411
Offsetting	(5,611,266)	(4,834,998)
Net deferred tax assets	1,128,749	2,732,413
Deferred tax liabilities	(7,897,430)	(13,826,081)
Offsetting	5,611,266	4,834,998
Net deferred tax liabilities	(2,286,164)	(8,991,083)
Net deferred tax asset/(liabilities)	(1,157,415)	(6,258,670)	₺ (9,005,440)
Property, plant & equipment and intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,352,654	1,081,120
Deferred tax liabilities	(7,085,009)	(12,513,875)
Net deferred tax asset/(liabilities)	(5,732,355)	(11,432,755)
Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	38,805	49,808
Deferred tax liabilities	(617,192)	(902,064)
Net deferred tax asset/(liabilities)	(578,387)	(852,256)
Reserve for defined benefit plans and provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,413,779	750,939
Deferred tax liabilities	(29,350)	(12,763)
Net deferred tax asset/(liabilities)	1,384,429	738,176
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,638,003	3,812,018
Net deferred tax asset/(liabilities)	1,638,003	3,812,018
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	577,944	159,793
Deferred tax liabilities		(1,089)
Net deferred tax asset/(liabilities)	577,944	158,704
Other assets and liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,718,830	1,713,733
Deferred tax liabilities	(165,879)	(396,290)
Net deferred tax asset/(liabilities)	₺ 1,552,951	₺ 1,317,443